N-2	Feb. 28, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001508655
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	1.50	% (1)
Offering expenses	0.01	% (2)
Dividend reinvestment plan expenses	None	(3)

(1)
The sales load (underwriting discount or commission) with respect to the shares of common stock sold in this offering, which is a one-time
fee paid to the sales agents, is the only sales load paid in connection with this offering.

(2)	Amount reflects estimated offering expenses of approximately $0.5 million.
(3)
The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. The plan administrator’s fees will be paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan, except that if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a brokerage commission from the proceeds. For additional information, see “
Dividend Reinvestment Plan
” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.

Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.01%	[3]
Annual Expenses [Table Text Block]

Estimated annual expenses (as a percentage of net assets attributable to common stock) (4) :
Management Fee payable under the Investment Advisory Agreement	3.22	% (5)
Incentive Fee payable under the Investment Advisory Agreement	2.89	% (6)
Interest payments on borrowed funds	9.12	% (7)
Other expenses	1.11	% (8)

Total annual expenses:	16.34%

(4)	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $1,607.5 million as of December 31, 2024.
(5)
The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement (as defined in the accompanying prospectus). Under the 1940 Act, any material change to our Investment

Advisory Agreement must be submitted to stockholders for approval. See “
Management Agreements
” in Part I, Item 1 of our 2024 Annual Report and in Note 3 to our consolidated financial statements in our 2024 Annual Report.
The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the year ended December 31, 2024 bears to our net assets attributable to common stock (rather than our gross assets).
From time to time, our Adviser voluntarily has waived certain Management Fees. See “
Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Management Fees
” in Part II, Item 2 of our 2024 Annual Report. The above estimates are based on our actual Management Fees for the year ended December 31, 2024. For the year ended December 31, 2024, Management Fees of $1.5 million were waived consisting solely of Management Fees pursuant to the Leverage Waiver.
The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters.

(6)
We may have capital gains and interest income that could result in the payment of an Incentive Fee to the Adviser in the twelve months after the date of this prospectus supplement. The Incentive Fee payable in the example below is based upon our actual results for the year ended December 31, 2024 and assumes that the Incentive Fee is 17.5% for all relevant periods. However, the Incentive Fee payable to the Adviser is based on our performance and will not be paid unless we achieve certain goals.

The Incentive Fee consists of two parts, as follows:
(i) The first component, payable at the end of each quarter in arrears, equals 100% of the pre-Incentive
Fee net investment income in excess of a 1.5% quarterly “hurdle rate,” the calculation of which is further explained below, until the Adviser has received 17.5% of the total pre-Incentive
Fee net investment income for that quarter and, for
pre-Incentive
Fee net investment income in excess of 1.82% quarterly, 17.5% of all remaining pre-Incentive
Fee net investment income for that quarter. The 100%
“catch-up”
provision for
pre-Incentive
Fee net investment income in excess of the 1.5% “hurdle rate” is intended to provide the Adviser with an Incentive Fee of 17.5% on all pre-Incentive
Fee net investment income when that amount equals 1.82% in a quarter (7.28% annualized), which is the rate at which catch-up
is achieved. Once the “hurdle rate” is reached and
catch-up
is achieved, 17.5% of any
pre-Incentive
Fee net investment income in excess of 1.82% in any quarter is payable to the Adviser.
Pre-Incentive
Fee net investment income means dividends, interest and fee income accrued by us during the calendar quarter, minus our operating expenses for the quarter (including the Management Fee, expenses payable under the Administration Agreement to the Administrator, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the Incentive Fee).
Pre-Incentive
Fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with pay-in-kind
interest and zero coupon securities), accrued income that we may not have received in cash.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses.
(ii) The second component, payable at the end of each fiscal year in arrears, equaled 15% through March 31, 2014 and, beginning April 1, 2014, equals a weighted percentage of cumulative realized capital gains from the Company’s inception to the end of that fiscal year, less cumulative realized capital losses and unrealized capital losses. This component of the Incentive Fee is referred to as the Capital Gains Fee. Each year, the fee paid for this component of the Incentive Fee is net of the aggregate amount of any previously paid Capital
Gains Fee for prior periods. For capital gains that accrue following March 31, 2014, the Incentive Fee rate is 17.5%. The Company accrues, but does not pay, a capital gains Incentive Fee with respect to unrealized capital gains because a capital gains Incentive Fee would be owed to the Adviser if the Company were to sell the relevant investment and realize a capital gain. The weighted percentage is intended to ensure that for each fiscal year following the completion of the IPO, the portion of the Company’s realized capital gains that accrued prior to March 31, 2014, is subject to an Incentive Fee rate of 15% and the portion of the Company’s realized capital gains that accrued beginning April 1, 2014 is subject to an Incentive Fee rate of 17.5%. As of March 31, 2020, there are no remaining investments that were made prior to April 1, 2014, and as a result, the Incentive Fee rate of 17.5% is applicable to any future realized capital gains.
For purposes of determining whether
pre-Incentive
Fee net investment income exceeds the hurdle rate,
pre-Incentive
Fee net investment income is expressed as a rate of return on the value of our net assets at the end of the immediately preceding calendar quarter.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. Because of the structure of the Incentive Fee, it is possible that we may pay an Incentive Fee in a quarter in which we incur a loss. For example, if we receive pre-Incentive
Fee net investment income in excess of the quarterly minimum hurdle rate, we will pay the applicable Incentive Fee even if we have incurred a loss in that quarter due to realized and unrealized capital losses. In addition, because the quarterly minimum hurdle rate is calculated based on our net assets, decreases in our net assets due to realized or unrealized capital losses in any given quarter may increase the likelihood that the hurdle rate is reached and therefore the likelihood of us paying an Incentive Fee for that quarter. Our net investment income used to calculate this component of the Incentive Fee is also included in the amount of our gross assets used to calculate the Management Fee because gross assets are total assets (including cash received) before deducting liabilities (such as declared dividend payments).
Section 205(b)(3) of the Advisers Act, as amended, prohibits the Adviser from receiving the payment of fees on unrealized gains until those gains are realized, if ever. There can be no assurance that such unrealized gains will be realized in the future. See Note 3 to our consolidated financial statements in our 2024 Annual Report and “
Management Agreements-Investment Advisory Agreement; Administration Agreement; License Agreement
” in Part I, Item 1 of our 2024 Annual Report.
From time to time, our Adviser has voluntarily waived certain Incentive Fees. See “
Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Incentive Fees
” in Part II, Item 7 of our 2024 Annual Report. The above estimates do not reflect or assume any such waivers.

(7)
Interest payments on borrowed funds is based on our interest expense for the year ended December 31, 2024 under our credit facilities excluding fees (such as fees on undrawn amounts and amortization of upfront fees) and including the swap-adjusted interest expense related to our 2026 Notes, 2028 Notes and 2029 Notes. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. On October 8, 2018, our stockholders approved the application of the minimum asset coverage ratio of 150% to us, as set forth in Section 61(a)(2) of the 1940 Act, as amended by the SBCAA. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.

(8)
Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “
Agreements and Related Party Transactions-Administration Agreement; Investment Advisory Agreement
;” in Part I, Item 1 of our 2024 Annual Report and Note 3 to our consolidated financial statements in our 2024 Annual Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended December 31, 2024.

Management Fees [Percent]	3.22%	[4],[5]
Interest Expenses on Borrowings [Percent]	9.12%	[5],[6]
Incentive Fees [Percent]	2.89%	[5],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.11%	[5],[8]
Total Annual Expenses [Percent]	16.34%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The Incentive Fee payable in the example below assumes that the Incentive Fee is 17.5% for all relevant periods. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return from realized capital gains	$143	$391	$594	$959

Expense Example, Year 01	$ 143
Expense Example, Years 1 to 3	391
Expense Example, Years 1 to 5	594
Expense Example, Years 1 to 10	$ 959
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly in the twelve months after the date of this prospectus supplement, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses, which may be greater or less than shown. The offering expenses shown assume that we issue 1,000,000 shares of common stock in the offering at the February 27, 2025 closing price of $23.19 and that the sales agents do not exercise their option to purchase any additional shares. Future expenses will depend on many factors, including our use of leverage, which may vary periodically depending on market conditions, our portfolio composition and our Adviser’s assessment of risks and returns. However, our total borrowings are limited under the 1940 Act so that we may not incur any additional leverage if doing so would cause our asset coverage ratio to fall below 150%, as defined in the 1940 Act. Except where the context suggests otherwise, whenever this prospectus supplement or the accompanying prospectus contains a reference to fees or expenses paid by “us,” the “Company” or “Sixth Street Specialty Lending, Inc.” or says that “we” will pay fees or expenses, stockholders will indirectly bear these fees or expenses as investors in Sixth Street Specialty Lending, Inc.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	Amount reflects estimated offering expenses of approximately $0.5 million.
Other Expenses, Note [Text Block]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “
Agreements and Related Party Transactions-Administration Agreement; Investment Advisory Agreement
	;” in Part I, Item 1 of our 2024 Annual Report and Note 3 to our consolidated financial statements in our 2024 Annual Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended December 31, 2024.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement (as defined in the accompanying prospectus). Under the 1940 Act, any material change to our Investment
Advisory Agreement must be submitted to stockholders for approval. See “
Management Agreements
” in Part I, Item 1 of our 2024 Annual Report and in Note 3 to our consolidated financial statements in our 2024 Annual Report.
The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the year ended December 31, 2024 bears to our net assets attributable to common stock (rather than our gross assets).
From time to time, our Adviser voluntarily has waived certain Management Fees. See “
Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Management Fees
” in Part II, Item 2 of our 2024 Annual Report. The above estimates are based on our actual Management Fees for the year ended December 31, 2024. For the year ended December 31, 2024, Management Fees of $1.5 million were waived consisting solely of Management Fees pursuant to the Leverage Waiver.
The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent annual report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus supplement.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS
The information required by this item is contained in our Quarterly Report on Form
10-Q
for the quarter ended March 31, 2024, filed with the SEC on May 1, 2024, our Quarterly Report on Form
10-Q
for the quarter ended June 30, 2024, filed with the SEC on July 31, 2024, our Quarterly Report on Form
10-Q
for the quarter ended September 30, 2024, filed with the SEC on November 5, 2024, and our annual report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 13, 2025, each of which is incorporated by reference in this prospectus supplement.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
The following table sets forth our consolidated capitalization at December 31, 2024. You should read this table together with “Use of Proceeds” described in this prospectus supplement and our most recent balance sheet included in our 2024 Annual Report incorporated by reference in this prospectus supplement.

As of December 31, 2024
(Amounts in thousands, except share and per share amounts)
Cash and cash equivalents	$27,328
Debt (1)
Revolving Credit Facility	1,004,058
2026 Notes	300,000
2028 Notes	300,000
2029 Notes	350,000
Total Debt	1,954,058
Stockholders’ Equity
Preferred stock, $0.01 par value; 100,000,000 shares authorized; no shares issued and outstanding	$—
Common stock, $0.01 par value; 400,000,000 shares authorized; 94,325,686 shares issued and 93,661,436 shares outstanding	943
Additional paid-in capital	1,519,337
Treasury stock at cost, 664,250 shares	(10,459)
Distributable earnings	97,708
Total stockholders’ equity	$1,607,529
Total capitalization	$3,582,225

(1)
The above table reflects the principal amount of indebtedness outstanding as of December 31, 2024. Outstanding indebtedness under the Revolving Credit Facility was $689.9 million as of February 26, 2025. The net proceeds from this offering are expected to be used for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus supplement and the accompanying prospectus and repaying indebtedness (which will be subject to reborrowing). We may use a portion of net proceeds of any sale of our common stock pursuant to this offering to repay existing borrowings outstanding. See “Use of Proceeds” in this prospectus supplement.

Long Term Debt, Principal	$ 1,954,058	[9]
Long Term Debt, Dividends and Covenants [Text Block]	We intend to use the net proceeds from this offering for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus supplement and the accompanying prospectus and repaying indebtedness (which will be subject to reborrowing). We may use a portion of net proceeds of any sale of our common stock pursuant to this offering to repay existing borrowings outstanding. As of December 31, 2024, aggregate commitments under the facility were $1.7 billion. However, through reborrowing under the Revolving Credit Facility, we intend to make new investments in accordance with our investment objective and strategies described in this prospectus supplement and the accompanying prospectus. The stated maturity date of the Revolving Credit Facility is April 24, 2029 with respect to $1.505 billion of commitments, February 4, 2026 for $25.0 million of commitments and April 23, 2027 for $170.0 million of commitments. As of December 31, 2024, amounts drawn under the facility bear interest at either the applicable reference rate plus an applicable credit spread adjustment, plus a margin of either 1.75% or 1.875%, or the base rate plus a margin of either 0.75% or 0.875%. See “
Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Revolving Credit Facility
	” in Part II, Item 2 of our 2024 Annual Report.
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock
Revolving Credits Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 1,004,058	[9]
2028 Notes
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	300,000	[9]
2026 Notes
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	300,000	[9]
2029 Notes
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 350,000	[9]

[1]	The sales load (underwriting discount or commission) with respect to the shares of common stock sold in this offering, which is a one-time fee paid to the sales agents, is the only sales load paid in connection with this offering.
[2]	The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. The plan administrator’s fees will be paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan, except that if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
[3]	Amount reflects estimated offering expenses of approximately $0.5 million.
[4]	The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement (as defined in the accompanying prospectus). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. See “Management Agreements” in Part I, Item 1 of our 2024 Annual Report and in Note 3 to our consolidated financial statements in our 2024 Annual Report. The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the year ended December 31, 2024 bears to our net assets attributable to common stock (rather than our gross assets). From time to time, our Adviser voluntarily has waived certain Management Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Management Fees” in Part II, Item 2 of our 2024 Annual Report. The above estimates are based on our actual Management Fees for the year ended December 31, 2024. For the year ended December 31, 2024, Management Fees of $1.5 million were waived consisting solely of Management Fees pursuant to the Leverage Waiver. The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters.
[5]	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $1,607.5 million as of December 31, 2024.
[6]	Interest payments on borrowed funds is based on our interest expense for the year ended December 31, 2024 under our credit facilities excluding fees (such as fees on undrawn amounts and amortization of upfront fees) and including the swap-adjusted interest expense related to our 2026 Notes, 2028 Notes and 2029 Notes. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. On October 8, 2018, our stockholders approved the application of the minimum asset coverage ratio of 150% to us, as set forth in Section 61(a)(2) of the 1940 Act, as amended by the SBCAA. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.
[7]	We may have capital gains and interest income that could result in the payment of an Incentive Fee to the Adviser in the twelve months after the date of this prospectus supplement. The Incentive Fee payable in the example below is based upon our actual results for the year ended December 31, 2024 and assumes that the Incentive Fee is 17.5% for all relevant periods. However, the Incentive Fee payable to the Adviser is based on our performance and will not be paid unless we achieve certain goals. The Incentive Fee consists of two parts, as follows: (i) The first component, payable at the end of each quarter in arrears, equals 100% of the pre-Incentive Fee net investment income in excess of a 1.5% quarterly “hurdle rate,” the calculation of which is further explained below, until the Adviser has received 17.5% of the total pre-Incentive Fee net investment income for that quarter and, for pre-Incentive Fee net investment income in excess of 1.82% quarterly, 17.5% of all remaining pre-Incentive Fee net investment income for that quarter. The 100% “catch-up” provision for pre-Incentive Fee net investment income in excess of the 1.5% “hurdle rate” is intended to provide the Adviser with an Incentive Fee of 17.5% on all pre-Incentive Fee net investment income when that amount equals 1.82% in a quarter (7.28% annualized), which is the rate at which catch-up is achieved. Once the “hurdle rate” is reached and catch-up is achieved, 17.5% of any pre-Incentive Fee net investment income in excess of 1.82% in any quarter is payable to the Adviser. Pre-Incentive Fee net investment income means dividends, interest and fee income accrued by us during the calendar quarter, minus our operating expenses for the quarter (including the Management Fee, expenses payable under the Administration Agreement to the Administrator, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the Incentive Fee). Pre-Incentive Fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with pay-in-kind interest and zero coupon securities), accrued income that we may not have received in cash. Pre-Incentive Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. (ii) The second component, payable at the end of each fiscal year in arrears, equaled 15% through March 31, 2014 and, beginning April 1, 2014, equals a weighted percentage of cumulative realized capital gains from the Company’s inception to the end of that fiscal year, less cumulative realized capital losses and unrealized capital losses. This component of the Incentive Fee is referred to as the Capital Gains Fee. Each year, the fee paid for this component of the Incentive Fee is net of the aggregate amount of any previously paid Capital Gains Fee for prior periods. For capital gains that accrue following March 31, 2014, the Incentive Fee rate is 17.5%. The Company accrues, but does not pay, a capital gains Incentive Fee with respect to unrealized capital gains because a capital gains Incentive Fee would be owed to the Adviser if the Company were to sell the relevant investment and realize a capital gain. The weighted percentage is intended to ensure that for each fiscal year following the completion of the IPO, the portion of the Company’s realized capital gains that accrued prior to March 31, 2014, is subject to an Incentive Fee rate of 15% and the portion of the Company’s realized capital gains that accrued beginning April 1, 2014 is subject to an Incentive Fee rate of 17.5%. As of March 31, 2020, there are no remaining investments that were made prior to April 1, 2014, and as a result, the Incentive Fee rate of 17.5% is applicable to any future realized capital gains. For purposes of determining whether pre-Incentive Fee net investment income exceeds the hurdle rate, pre-Incentive Fee net investment income is expressed as a rate of return on the value of our net assets at the end of the immediately preceding calendar quarter. Pre-Incentive Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. Because of the structure of the Incentive Fee, it is possible that we may pay an Incentive Fee in a quarter in which we incur a loss. For example, if we receive pre-Incentive Fee net investment income in excess of the quarterly minimum hurdle rate, we will pay the applicable Incentive Fee even if we have incurred a loss in that quarter due to realized and unrealized capital losses. In addition, because the quarterly minimum hurdle rate is calculated based on our net assets, decreases in our net assets due to realized or unrealized capital losses in any given quarter may increase the likelihood that the hurdle rate is reached and therefore the likelihood of us paying an Incentive Fee for that quarter. Our net investment income used to calculate this component of the Incentive Fee is also included in the amount of our gross assets used to calculate the Management Fee because gross assets are total assets (including cash received) before deducting liabilities (such as declared dividend payments). Section 205(b)(3) of the Advisers Act, as amended, prohibits the Adviser from receiving the payment of fees on unrealized gains until those gains are realized, if ever. There can be no assurance that such unrealized gains will be realized in the future. See Note 3 to our consolidated financial statements in our 2024 Annual Report and “Management Agreements-Investment Advisory Agreement; Administration Agreement; License Agreement” in Part I, Item 1 of our 2024 Annual Report. From time to time, our Adviser has voluntarily waived certain Incentive Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Incentive Fees” in Part II, Item 7 of our 2024 Annual Report. The above estimates do not reflect or assume any such waivers.
[8]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “Agreements and Related Party Transactions-Administration Agreement; Investment Advisory Agreement;” in Part I, Item 1 of our 2024 Annual Report and Note 3 to our consolidated financial statements in our 2024 Annual Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended December 31, 2024.
[9]	The above table reflects the principal amount of indebtedness outstanding as of December 31, 2024. Outstanding indebtedness under the Revolving Credit Facility was $689.9 million as of February 26, 2025. The net proceeds from this offering are expected to be used for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus supplement and the accompanying prospectus and repaying indebtedness (which will be subject to reborrowing). We may use a portion of net proceeds of any sale of our common stock pursuant to this offering to repay existing borrowings outstanding. See “Use of Proceeds” in this prospectus supplement.